Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt
—
Note 12
Debt
The Company’s total debt at December

31, 2023 and 2022, amounted

to $
7,828

million and $
7,678

million,
respectively.
Short
‑
term debt and current maturities

of long-term debt
Short
‑
term debt and current maturities

of long
‑
term debt consisted of the following:
December 31, ($ in millions) 2023 2022
Short-term debt (weighted-average

interest rate of
5.1 % and 1.9%, respectively) 87 1,448
Current maturities of long-term

debt
(weighted-average nominal

interest rate of
1.5 % and 0.5%, respectively) 2,520 1,087
Total 2,607 2,535
Short
‑
term debt primarily represents

short
‑
term loans from various banks

and issued commercial

paper.
At December 31, 2023, the Company

had
two

commercial paper

programs in place: a $
2

billion
Euro ‑
commercial paper program for

the issuance of commercial

paper in a variety of currencies,

and a
$ 2

billion commercial paper

program for the private placement of U.S.

dollar denominated commercial

paper
in the United States. At December

31, 2022, $
1,383

million was outstanding under

the $
2

billion
Euro-commercial paper program. No

amount was outstanding

under this program at December 31,

2023, and
at both December 31, 2023 and

2022,
no

amount was outstanding

under the $
2

billion program in the United
States.
In December 2019, the Company replaced

its previous multicurrency revolving

credit facility with a new
$ 2

billion multicurrency revolving

credit facility maturing in 2024. In 2021,

the Company exercised its option

to
extend the maturity of this facility

to 2026.
The facility is for general corporate purposes.

In 2023, the
Company amended and restated

its facility for the purpose

of addressing the discontinuation

of LIBOR.
Under the amended and restated credit

facility, interest costs on drawings under the facility (i) in

USD are
referenced to CME Term SOFR; (ii) in CHF and GBP are referenced to overnight SARON and SONIA,
respectively;

and (iii) in Euro are referenced

to EURIBOR, subject to applicable

credit adjustment spreads (for
only (i) and (ii) above), plus a margin

of
0.175

percent, while commitment

fees (payable on the unused
portion of the facility) amount to 35

percent of the margin,

which represents commitment

fees of
0.06125

percent per annum. Utilization fees,

payable on drawings, amount

to
0.075

percent per annum on
drawings up to one
‑
third of the facility, 0.15

percent per annum on drawings

in excess of one
‑
third but less
than or equal to two
‑
thirds of the facility, and 0.30

percent per annum on drawings

over two
‑
thirds of the
facility. The facility

contains cross
‑
default clauses whereby

an event of default would occur if

the Company
were to default on indebtedness as defined

in the facility, at or above a specified threshold.
No

amount was
drawn at December 31, 2023 and 2022,

under this facility.
In November 2023, the Company

signed a financing agreement

of up to EUR
500

million with the European
Investment Bank (EIB), the lending

arm of the European Union, for financing

research and development
within the Electrification operating

segment. The availability

period under the agreement ends in

May 2025.
The applicable interest rate and other

relevant borrowing terms

are determined on a case-by-case

basis at
the time of drawdown. At December 31,

2023,
no

amount was drawn under this agreement.
Long
‑
term debt
The Company raises long-term debt

in various currencies, maturities

and on various interest rate

terms. For
certain of its debt obligations, the Company

utilizes derivative instruments

to modify its interest rate exposure.
In particular, the Company uses interest rate swaps

to effectively convert certain

fixed
‑
rate long
‑
term debt
into floating rate obligations.

For certain non-U.S. dollar denominated

debt, the Company utilizes
cross-currency interest rate swaps to

effectively convert the debt into a U.S.

dollar obligation. The carrying
value of debt, designated as being

hedged by fair value hedges,

is adjusted for changes in the

fair value of
the risk component of the debt being

hedged.
The following table summarizes the Company’s

long
‑
term debt considering the effect

of interest rate and
cross-currency interest rate swaps. Consequently, a fixed
‑
rate debt subject to a fixed
‑
to
‑
floating interest rate
swap is included as a floating rate debt

in the table below:
2023 2022
December 31,
Nominal Effective Nominal Effective
($ in millions, except % data) Balance rate rate Balance rate rate
Floating rate

2,907 1.3% 4.8% 3,459 0.4% 2.8%
Fixed rate

4,834 2.6% 2.7% 2,771 2.2% 2.2%
7,741 6,230
Current portion of long-term

debt

(2,520) 1.5% 3.7% (1,087) 0.5% 1.5%
Total 5,221 5,143
At December 31, 2023, the principal

amounts of long
‑
term debt repayable (excluding

finance lease
obligations) at maturity were as follows:
($ in millions)
2024 2,507
2025 187
2026 389
2027 1,062
2028 562
Thereafter

3,037
Total 7,744
Details of outstanding bonds were

as follows:
2023 2022
December 31, (in millions)
Nominal Carrying Nominal Carrying
outstanding value
(1)
outstanding value
(1)
Bonds:
0.625
% EUR Instruments, due

2023
EUR 700 $ 742
0 % CHF Bonds, due 2023 CHF 275 $ 298
0.625
% EUR Instruments, due

2024
EUR 700 $ 768 EUR 700 $ 720
Floating Rate EUR

Instruments, due 2024
EUR 500 $ 554 EUR 500 $ 536
0.75
% EUR Instruments, due

2024
EUR 750 $ 819 EUR 750 $ 769
0.3 % CHF Bonds, due 2024 CHF 280 $ 335 CHF 280 $ 303
2.1 % CHF Bonds, due 2025 CHF 150 $ 179 CHF 150 $ 162
1.965 % CHF Bonds, due 2026 CHF 325 $ 387
3.25
% EUR Instruments, due

2027
EUR 500 $ 551
0.75 % CHF Bonds, due 2027 CHF 425 $ 507 CHF 425 $ 460
3.8 % USD Notes, due 2028 (2) USD 383 $ 382 USD 383 $ 381
1.9775 % CHF Bonds, due 2028 CHF 150 $ 179
1.0 % CHF Bonds, due 2029 CHF 170 $ 203 CHF 170 $ 184
0
% EUR Instruments, due

2030
EUR 800 $ 749 EUR 800 $ 677
2.375 % CHF Bonds, due 2030 CHF 150 $ 178 CHF 150 $ 162
3.375
% EUR Instruments, due

2031
EUR 750 $ 818
2.1125 % CHF Bonds, due 2033 CHF 275 $ 327
4.375 % USD Notes, due 2042 (2) USD 609 $ 591 USD 609 $ 590
Total $ 7,527 $ 5,984
(1)

USD carrying values include unamortized debt issuance costs, bond discounts or premiums, as well as adjustments for fair value hedge
accounting,

where appropriate.
(2)

Prior to completing a cash tender offer in 2020, the

original principal amount outstanding, on

each of the
3.8 % USD Notes, due 2028, and
the 4.375 % USD Notes, due 2042, was $ 750

million.
During 2023, the Company repaid

at maturity its
0.625 % EUR 700

million Instruments, which paid

interest
annually in arrears at a fixed rate

of
0.625

percent per annum and its CHF
275

million
zero

interest Bonds.
The following EUR Instruments are both

due in 2024: (i) EUR
700

million, paying interest annually

in arrears
at a fixed rate of 0.625

percent per annum, and (ii) EUR
500

million floating rate notes, paying

interest
quarterly in arrears at a variable

rate of
0.7

percentage points above

the 3-month EURIBOR, subject to a
minimum rate of interest of zero

percent. The Company may redeem

the EUR
700

million Instruments prior to
maturity at the greater of (i) 100

percent of the principal amount

of the notes to be redeemed and

(ii) the sum
of the present values of remaining

scheduled payments of principal

and interest (excluding interest accrued
to the redemption date) discounted

to the redemption date at a

rate defined in the note terms, plus

interest
accrued at the redemption date.

Interest rate swaps have been

used to modify the characteristics of

the
EUR 700

million Instruments, due 2024. After

considering the impact of these

interest rate swaps, the
EUR 700

million Instruments, effectively become

floating rate obligations.

The 0.75
% EUR Instruments, due 2024,

pay interest annually

in arrears at a fixed rate of
0.75

percent per
annum.

The Company may redeem

these notes up to three months prior to

maturity (Par call date), at

the
greater of (i) 100

percent of the principal amount

of the notes to be redeemed and

(ii) the sum of the present
values of remaining scheduled

payments of principal and interest (excluding

interest accrued to the
redemption date) discounted to the

redemption date at a rate defined

in the note terms, plus interest

accrued
at the redemption date. The Company

may redeem these instruments,

after the Par call date at
100

percent
of the principal amount of the notes

to be redeemed. The Company

entered into interest rate swaps

to modify
the characteristics of these bonds. After

considering the impact of such swaps,

these notes effectively
become floating rate euro obligations

and consequently have been

shown as floating rate debt, in

the table of
long
‑
term debt above.
The 0.3 % CHF Bonds, due 2024, and 1.0
% CHF Bonds, due 2029, each

pay interest annually in

arrears.

The Company may redeem these bonds, one month

prior to maturity in the case of

the 2024 Bonds and
three
months prior to maturity in the case

of the 2029 Bonds, in whole

but not in part, at par plus accrued interest.
Further, the Company has the option to redeem these

instruments prior to maturity, in whole but not in part,
at par plus accrued interest, if 85

percent or more of the aggregate

principal amount of the relevant bond
issue have been redeemed

or purchased and cancelled at the

time of the option exercise notice.
The CHF 150

million
2.1 % Bonds, due 2025, and the CHF 150

million
2.375 % Bonds, due 2030, both pay
interest annually in arrears. The

Company may redeem these bonds,

three months prior to maturity, in whole
but not in part, at par plus accrued interest.

Further, the Company has the option to redeem

these
instruments prior to maturity, in whole but not in part, at par plus accrued interest, if
85

percent or more of the
aggregate principal amount

of the relevant bond issue has been

redeemed or purchased and

cancelled at the
time of the option exercise notice.
The CHF 425

million
0.75
% Bonds, due 2027, pay interest annually

in arrears. The Company may

redeem
the Bonds, one month

prior to maturity, in whole but not in part, at par plus

accrued interest. Further, the
Company has the option to redeem

these instruments prior to maturity, in whole but not in

part, at par plus
accrued interest, if 85

percent or more of the aggregate

principal amount have been

redeemed or purchased
and cancelled at the time of the option

exercise notice.

The 3.8
% USD Notes, due 2028, were

issued in April 2018 and

pay interest semi
‑
annually in arrears. During
2020 by way of a cash tender offer, the Company redeemed

$
367

million of the original $
750

million
3.8%
USD Notes,

due 2028, issued.

The Company may redeem the remaining

principal outstanding of the
2028 Notes up to three months

prior to their maturity date,

in whole or in part, at the greater

of (i)
100

percent
of the principal amount of the notes

to be redeemed and (ii) the sum

of the present values of remaining
scheduled payments of principal

and interest (excluding interest accrued

to the redemption date) discounted
to the redemption date at a rate defined

in the Notes terms, plus interest

accrued at the redemption

date. On
or after January 3, 2028 ( three months

prior to their maturity date),

the Company may also

redeem the
2028 Notes, in whole or in part, at any

time at a redemption price

equal to
100

percent of the principal
amount of the notes to be redeemed

plus unpaid accrued interest to,

but excluding, the redemption

date.
These notes, registered with

the U.S. Securities and Exchange

Commission, were issued by ABB

Finance
(USA) Inc., a 100

percent owned finance subsidiary, and are fully and

unconditionally guaranteed

by
ABB Ltd. There are no significant restrictions

on the ability of the parent company

to obtain funds from its
subsidiaries by dividend

or loan. In reliance on Rule 13-01 of Regulation

S
‑
X, the separate financial
statements of ABB Finance (USA)

Inc. are not provided.
The 0
% EUR Instruments, due 2030,

do not pay interest and have the

same early redemption terms as

the
0.75
% EUR Instruments above. Cross-currency

interest rate swaps have been

used to modify the
characteristics of these instruments.

After considering the impact

of these cross-currency interest

rate swaps,
the Company effectively has a floating

rate U.S. dollar obligation.
The 4.375
% USD Notes, due 2042, pay

interest semi
‑
annually in arrears at a fixed annual

rate of
4.375

percent. During 2020, by way of a

cash tender offer, the Company redeemed $
141

million of the
original $ 750

million
4.375
% USD Notes, due 2042, issued. The Company

may redeem these notes prior

to
maturity, in whole or in part, at the greater of (i) 100

percent of the principal

amount of the notes to be
redeemed and (ii) the sum of the present

values of remaining

scheduled payments of principal and

interest
(excluding interest accrued to

the redemption date) discounted

to the redemption date at a rate defined

in the
note terms, plus interest accrued at

the redemption date. These notes, registered

with the U.S. Securities and
Exchange Commission, were issued

by ABB Finance (USA) Inc.,

a
100

percent owned finance subsidiary,
and are fully and unconditionally

guaranteed by ABB Ltd. There are no

significant restrictions on the ability

of
the parent company to obtain funds

from its subsidiaries by dividend

or loan. In reliance on Rule 13
‑
01 of
Regulation S ‑
X, the separate financial statements

of ABB Finance (USA) Inc. are

not provided.

In 2023, the Company issued the following

EUR Instruments: (i) EUR
500

million
3.25 % Instruments, due
2027, and (ii) EUR 750

million
3.375
% Instruments, due 2031, both paying

interest annually in arrears.

The
Company may redeem the EUR 500

million Instruments
one month

prior to maturity (Par call date)

and the
EUR 750

million Instruments
three months

prior to maturity (Par call date),

at the greater of (i)
100

percent of
the principal amount of the notes to

be redeemed and (ii) the sum of

the present values of remaining
scheduled payments of principal

and interest (excluding interest accrued

to the redemption date) discounted
to the redemption date at a rate defined

in the note terms, plus interest

accrued at the redemption

date. The
Company may redeem these instruments,

after the Par call date, at
100

percent of the principal amount

of
the notes to be redeemed. The aggregate

net proceeds of these EUR

Instruments, after discount and

fees,
amounted to EUR 1,235

million (equivalent to approximately

$
1,338

million on date of issuance).
Also in 2023, the Company issued

the following CHF bonds: (i) CHF
325

million
1.965 % Bonds, due 2026,
(ii) CHF 150

million
1.9775 % Bonds, due 2028, and (iii) CHF 275

million
2.1125 % Bonds, due 2033, all
paying interest annually in

arrears and have the same early

redemption terms as the CHF
150

million
2.1%
Bonds above. The aggregate net

proceeds of these CHF Bonds,

after fees, amounted to CHF
748

million
(equivalent to approximately $ 825

million on date of issuance).
The Company’s various debt instruments

contain cross
‑
default clauses which would

allow the bondholders

to
demand repayment if the Company

were to default on any borrowing

at or above a specified threshold.
Furthermore, all such bonds constitute

unsecured obligations of the Company

and rank pari passu with other
debt obligations.
In addition to the bonds described above,

included in long
‑
term debt at December 31, 2023 and

2022, are
finance lease obligations,

bank borrowings of subsidiaries and

other long
‑ term debt, none of which is
individually significant.